Risk Management and Financial Instruments (Details) - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities - Seara Alimentos [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
(Liabilities):
Liabilities		$ (1,765)
Derivatives assets [Member]
Assets:
Current assets	4,977	13,267
Non-current assets		4,807
Derivative liabilities [Member]
(Liabilities):
Current liabilities		1,765
Currency [member]
(Liabilities):
Not designated as hedge accounting	504
Interests [Member]
(Liabilities):
Not designated as hedge accounting	504
Interests [Member]
Assets:
Assets		18,074
(Liabilities):
Liabilities	750
Commodities [Member]
(Liabilities):
Liabilities		1,764
Not Designated as Hedge Accounting [Member]
Assets:
Assets		18,074
Designated as Hedge Accounting [Member]
(Liabilities):
Liabilities	$ 750	$ 1,764